Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Management
Schedule of sales percentage from significant customer

The Company depends on two customers for majority of its revenues. The Company’s sales to these two customers as a percentage of revenues are as follows:

	Year Ended December 31,
	2017	2018	2019

Customer A and its affiliates	25.8%	28.1%	29.5%
Customer B and its affiliates	15.5%	12.6%	8.9%

Schedule of accounts receivable percentage from significant customers

The percentage of the Company’s accounts receivable accounted by customers, those representing more than 10% of total accounts receivable balance, is summarized as follows:

	December 31,	December 31,
	2018	2019

Customer A and its affiliates	33.5%	37.7%
Customer B and its affiliates	12.9%	7.9%